Cover	Sep. 29, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-38325
Entity Registrant Name	enVVeno Medical Corporation
Entity Central Index Key	0001661053
Entity Tax Identification Number	33-0936180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	70 Doppler
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	261-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock, par value $0.00001 per share
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	NVNO
Security Exchange Name	NASDAQ
Warrant to Purchase Common Stock
Title of 12(b) Security	Warrant to Purchase Common Stock
Trading Symbol	NVNOW
Security Exchange Name	NASDAQ